Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net gain (loss) from futures and forward trading
Realized	$ 60,061,238	$ (3,286,886)	$ 26,546,796
Change in unrealized	(14,062,506)	21,767,769	(4,280,691)
Commissions	(5,329,151)	(8,356,961)	(11,085,086)
Total trading gains	40,669,581	10,123,922	11,181,019
Income
Interest income	1,103,332	1,325,299	1,831,201
Expenses from operations
Brokerage charge	18,296,608	31,293,188	42,054,211
Incentive fees	8,103,140	1,511,082	8,917,234
Organizational and offering costs	1,031,123	1,614,953	2,135,464
Operating expenses	888,192	1,392,827	1,847,514
Total expenses	28,319,063	35,812,050	54,954,423
Net investment loss	(27,215,731)	(34,486,751)	(53,123,222)
Net income (loss)	$ 13,453,850	$ (24,362,829)	$ (41,942,203)
Class A
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ 77.91	$ (46.71)	$ (79.47)
Class B
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ 59.42	$ (45.55)	$ (74.07)
Legacy 1 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ 74.39	$ (15.34)	$ (36.13)
Legacy 2 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ 72.50	$ (16.84)	$ (38.46)
Global 1 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ 78.00	$ (10.28)	$ (28.82)
Global 2 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ 75.24	$ (12.04)	$ (30.73)
Global 3 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ 56.44	$ (23.87)	$ (42.70)